Document and Entity Information	Feb. 21, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001873280
Document Creation Date	Feb. 20, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Strategic Trust
Document Period End Date	Feb. 21, 2025
Prospectus Date	Feb. 21, 2025
Document Effective Date	Feb. 21, 2025
Amendment Flag	false
DailyDelta Q100 Upside Option Strategy ETF | DailyDelta Q100 Upside Option Strategy ETF
Prospectus:
Trading Symbol	QUP
DailyDelta Q100 Downside Option Strategy ETF | DailyDelta Q100 Downside Option Strategy ETF
Prospectus:
Trading Symbol	QDWN
DailyDelta SP500 Upside Option Strategy ETF | DailyDelta SP500 Upside Option Strategy ETF
Prospectus:
Trading Symbol	SXUP
DailyDelta SP500 Downside Option Strategy ETF | DailyDelta SP500 Downside Option Strategy ETF
Prospectus:
Trading Symbol	SDWN
DailyDelta R2000 Upside Option Strategy ETF | DailyDelta R2000 Upside Option Strategy ETF
Prospectus:
Trading Symbol	RUP
DailyDelta R2000 Downside Option Strategy ETF | DailyDelta R2000 Downside Option Strategy ETF
Prospectus:
Trading Symbol	RDWN